Risk Management Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of Risk Management [line items]
Interest rate sensitivity	$ 55,643
Interest rate risk [member]
Disclosure of Risk Management [line items]
Provision utilization holding period	3 months
Percentage of interest rate confidence level	99.00%
Individuals [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%
Argentina, Pesos [member]
Disclosure of Risk Management [line items]
Percentage points based on market interest rates	0.0004
US Dollar [member]
Disclosure of Risk Management [line items]
Percentage points based on market interest rates	0.0002